INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of current and deferred portions of income taxes included in the consolidated statements of operations

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Current tax expenses	—	1,706	2,859,774
Deferred tax benefits	(1,183,698)	(1,874,819)	(6,215,140)
Income tax benefits	(1,183,698)	(1,873,113)	(3,355,366)

Schedule of significant components of the Group's deferred tax assets

	As of December 31,
	2018	2019
	US$	US$
Deferred tax assets
Accrued expenses	16,965	46,004
Impairment loss from equity investments	—	134,304
Deductible advertising expenses	522,076	429,228
Net operating loss carryforwards	8,738,089	16,926,698
Trading losses	78,500	—
Less: valuation allowance	(2,931,196)	(4,888,240)
Less: changes in fair value of investment	(87,619)	(86,533)
Deferred tax assets, net	6,336,815	12,561,461

Deferred tax liabilities
Acquired intangible assets	—	1,449,000

Schedule of Reconciliation between the income tax benefit computed by applying the PRC tax rate to loss before income taxes and the actual income tax benefit

	For the years ended December 31,
	2017	2018	2019
	US$	US$	US$
Net loss before provision for income taxes	(9,111,192)	(46,166,668)	(9,305,224)
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(2,277,798)	(11,541,667)	(2,326,306)
Effect of income tax rate difference in other jurisdictions	132,949	439,213	124,406
Effect of income tax exemptions and preferential tax rates	151,317	(1,679,031)	(5,153,269)
Effect of expenses not deductible for tax purposes	81,938	9,053,735	1,425,861
Changes in valuation allowance	727,896	1,854,637	2,573,942
Income tax benefit	(1,183,698)	(1,873,113)	(3,355,366)